Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 128,000
Previously Paid Amount	0.00
Total Fee Amount	19.60
Total Offset Amount	0.00
Net Fee	19.60
Narrative - Max Aggregate Offering Price	$ 128,000
Final Prospectus	true